DIVIDENDS AND RESTRICTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DIVIDENDS AND RESTRICTIONS [Abstract]
Total dividends paid or accrued to holding company	$ 190	$ 190
Retained earnings legally available to pay dividends	$ 6,833